                                                                 [MetLife Logo]

                              MetLife Investors Insurance Company of California 5 Park Plaza, Suite 1900
                              Irvine, California 92614

August 2, 2006

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: MetLife Investors Insurance Company of California and
    MetLife Investors Variable Annuity Account Five
    File No. 333-54016 (Class VA, Class AA and Class B)
    Rule 497(j) Certification
    _____________________________________________________

Commissioners:

   On behalf of MetLife Investors Insurance Company of California (the "Company") and MetLife Investors Variable Annuity Account Five (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Statement of Additional Information ("SAI"), dated May 1, 2006, as revised July 28, 2006, to the Prospectuses dated May 1, 2006, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the SAI contained in Post-Effective Amendment
No. 16 for the Account filed electronically with the Commission on July 28, 2006.

   If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel
Metropolitan Life
Insurance Company